PANORAMA SERIES FUND, INC.
                                Growth Portfolio

                      Supplement dated March 8, 2000 to the
                         Prospectus dated April 30, 1999


      The paragraph captioned "Portfolio Managers" under the section "How the Portfolio is Managed" on page 7 is deleted and replaced with the following:

           The portfolio managers of the Portfolio are Charles Albers and Nikolaos Monoyios, who are also Vice Presidents of the Company. They are the persons primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Albers is a Senior Vice President of the Manager and Mr. Monoyios is a Vice President of the Manager. Prior to joining the Manager in April 1998, they were portfolio managers at Guardian Investor Services (from 1972 and 1979, respectively), the investment management subsidiary of The Guardian Life Insurance Company.



March 8, 2000                                            608PS.001

                           PANORAMA SERIES FUND, INC.
                             Total Return Portfolio

                      Supplement dated March 1, 2000 to the
                         Prospectus dated April 30, 1999


      The paragraph captioned "Portfolio Managers" under the section "How the Portfolio is Managed" on page 8 is deleted and replaced with the following:

           The portfolio managers of the Portfolio are Patrick Bisbey, David Dalzell and Stephen Libera. They are the persons primarily responsible for the day-to-day management of the Portfolio's investments. Messrs. Bisbey and Dalzell became portfolio managers on March 1, 2000, and Mr. Libera has been a portfolio manager of the Portfolio since 1982. Mr. Bisbey is a Managing Director and Manager of Trading and Portfolio Operations (since June, 1992) of Trinity Investment Management Corporation ("Trinity"), a wholly-owned subsidiary of the Manager's immediate parent, Oppenheimer Acquisition Corp. Mr. Dalzell is a research analyst and trader with Trinity (since November, 1985), prior to which he was a financial consultant with Merrill Lynch Pierce Fenner & Smith Incorporated and a trader for First Chicago Trading Consultants. Mr. Libera is a Vice President of the Manager. Before joining the Manager in 1996, Mr. Libera was employed as a portfolio manager by Connecticut Mutual Life Insurance Company. Each is a Vice President of the Company.



March 1, 2000                                            609PS.001

                           PANORAMA SERIES FUND, INC.
                      Supplement dated March 8, 2000 to the
              Statement of Additional Information dated April 30, 1999,
                             Revised January 1, 2000

      1. The following is added to the section captioned "Directors and Officers of the Company" on page 37:

      Patrick Bisbey, Vice President and Portfolio Manager of Total Return Portfolio, Age: 41
      301 North Spring Street, Bellefonte, PA  16823
      Managing Director and Manager of Trading and Portfolio Operations (since June, 1992) of Trinity Investment Management Corporation ("Trinity"), a wholly-owned subsidiary of OppenheimerFunds, Inc's immediate parent, Oppenheimer Acquisition Corp.

      David Dalzell, Vice President and Portfolio Manager of Total Return Portfolio, Age: 33 301 North Spring Street, Bellefonte, PA 16823 Research analyst and trader with Trinity (since November, 1995), prior to which he was a financial consultant with Merrill Lynch Pierce Fenner & Smith Incorporated and a trader for First Chicago Trading Consultants.

      Charles Albers,  Vice President and Portfolio Manager of Growth Portfolio,
      Age: 59 Two World Trade Center, New York, New York 10048-0203 Senior Vice President of the Manager (since April 1998); an officer of other Oppenheimer funds; a Certified Financial Analyst; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (since 1972).

      Nikolaos D. Monoyios, Vice President and Portfolio Manager of Growth Portfolio, Age: 60 Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since April 1998); an officer of other Oppenheimer funds; a Certified Financial Analyst; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (since 1979).

2. The first sentence of the biography for Peter M. Antos in the section captioned "Directors and Officers of the Company" on page 37 is revised to read as follows:

           Peter M. Antos, Vice President and Portfolio Manager of the Value/Growth and Growth/Income stock components of the LifeSpan
           Portfolios; Age: 52 . . . .

3. The first sentence of the biography for Stephen F. Libera in the section captioned "Directors and Officers of the Company" on page 37 is revised to read as follows:

           Stephen F. Libera, Vice President and Portfolio Manager of the Total Return Portfolio and the Short-Term Bonds and
           Government/Corporate Bonds component of the LifeSpan Portfolios;
           Age: 47 . . . .

4. The first sentence of the biography for Michael C. Strathearn in the section captioned "Directors and Officers of the Company" on page 37 is revised to read as follows:

           Michael C. Strathearn, Vice President and Portfolio Manager of the Value/Growth and Growth/Income stock components of the LifeSpan
           Portfolios; Age: 45 . . . .

5. The first sentence of the biography for Kenneth B. White in the section captioned "Directors and Officers of the Company" on page 37 is revised to read as follows:

           Kenneth B. White, Vice President and Portfolio Manager of the Value/Growth and Growth/Income stock components of the LifeSpan
           Portfolios; Age: 46 . . . .

6. The biography for Arthur J. Zimmer in the section captioned "Directors and Officers of the Company" on page 37 is deleted in its entirety.


      March 8, 2000                                      PANPX.009